INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intellectual Property Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 2,222,661	$ 2,222,661	$ 2,222,661
Accumulated amortization	2,222,661	2,222,661	2,222,661
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,818,243	4,818,243	4,818,243
Accumulated amortization	4,500,511	4,500,511	4,500,511
Accumulated impairment	$ 317,732	$ 317,732	$ 317,732